Leases - Summary of Supplementary Cash Flow Information for Operating Leases (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating leases		$ 4,495	$ 4,434	$ 3,131
ROU asset obtained in exchange for new lease liability:
Operating leases	$ 861	$ 363	$ 1,111